Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2019
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Mar. 01, 2019
PortfolioPlus S&P 500 (R) ETF | PortfolioPlus S&P 500 (R) ETF
Prospectus:
Trading Symbol	PPLC
PortfolioPlus S&P (R) Small Cap ETF | PortfolioPlus S&P (R) Small Cap ETF
Prospectus:
Trading Symbol	PPSC
PortfolioPlus S&P (R) Mid Cap ETF | PortfolioPlus S&P (R) Mid Cap ETF
Prospectus:
Trading Symbol	PPMC
PortfolioPlus Emerging Markets ETF | PortfolioPlus Emerging Markets ETF
Prospectus:
Trading Symbol	PPEM
PortfolioPlus Developed Markets ETF | PortfolioPlus Developed Markets ETF
Prospectus:
Trading Symbol	PPDM
PortfolioPlus 20+ Year Treasury ETF | PortfolioPlus 20+ Year Treasury ETF
Prospectus:
Trading Symbol	PPTR